Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Effective tax rate	37.00%		38.20%	40.60%	18.90%
Company's quarterly effective tax rate		47.30%
Company's effective income tax rate excluding impact of expense associated with private placement warrants		36.20%
Accrued for interest or penalties			$ 0	$ 0
Liability for uncertain tax positions			0	0
Tax credit carryforward expiration period			20 years
Federal research tax credit				$ 240,000